CAPITAL MANAGEMENT AND FINANCIAL RISK - Net cash and investment position (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Cash and cash equivalents (note 4)	$ 50,915	$ 63,998	$ 24,992
Investments	170,645	147,692	16,950
Debt obligations-current	(216)	(179)
Net cash and investments	221,344	211,511
Equity Instruments
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Investments	8,109	14,578	$ 16,950
Physical Uranium
CAPITAL MANAGEMENT AND FINANCIAL RISK [Line item]
Investments	$ 162,536	$ 133,114